Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

(36) Subsequent events

The Supervisory Board of Evotec SE has appointed Laetitia Rouxel as new Chief Financial Officer and member of the Management Board with effect from 1 April 2023.

On April 6th 2023, the Group suffered from a criminal cyber attack that targeted many of Evotec’s operations which caused disruptions to many of its IT systems in several countries and temporarily stopped or reduced the Research and Production activities. The Group has been working relentlessly and prompt actions were taken to contain the incident, mitigate its impact and to return the operations to normal as soon as possible. Operations quickly recovered within days however it is possible that there may be a significant impact on the Group’s 2023 financial performance. The Group is currently assessing the estimated impacts this criminal action may have on the Group’s operations. The financial impacts are expected to be partially mitigated by the Group’s business interruption insurance, however due to the early stage of discussions with insurers the expected amount of reimbursement cannot be determined at this time. As a result of the cyber attack, a delay in external reporting occurred, which has led to a likely temporary exclusion from the indices of the Frankfurt Stock Exchange. Evotec expects to rejoin the relevant indices after the next regular review of admission requirements by Deutsche Börse.